Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Commitments and Contingencies.
Schedule of commitments to fund and sell mortgage loans

June 30, 2013
(in thousands)
Commitments to purchase mortgage loans from PMT	$1,505,403
Commitments to fund mortgage loans	261,911

$1,767,314

Commitments to sell mortgage loans	$4,226,940

December 31, 2012
(in thousands)
Commitments to purchase mortgage loans from PMT	$1,287,405
Commitments to fund mortgage loans	288,769

$1,576,174

Commitments to sell mortgage loans	$2,621,948

Summary of commitments for payments under lease agreements

Year	Software Licenses	Office Lease	Less: Office Sublease	Total
	(in thousands)
2013	$2,952	$2,758	$210	$5,500
2014	2,952	3,042	—	5,994
2015	2,214	3,235	—	5,449
2016	—	2,957	—	2,957
2017	—	559	—	559
Thereafter	—	—	—	—

	$8,118	$12,551	$210	$20,459

(1)
Software licenses include both volume and activity-based fees that are dependent on the number of loans serviced during each period and include a base fee of approximately $452,000 per year. Estimated payments for software licenses above are based on the number of loans currently serviced by the Company, which totaled approximately 123,000 at December 31, 2012. Future amounts due may significantly fluctuate based on changes in the number of loans serviced by the Company. For the year ended December 31, 2012, software license fees totaled $2.1 million.